Share-based compensation plan (Tables)	12 Months Ended
Dec. 31, 2013
Weighted-Average Assumptions Used under Black-Scholes Option Pricing Model to Estimate Fair Value of Modified Award Options and Original Options on Grant Date

The Company used the Black-Scholes option pricing model to estimate the fair value of the modified award options and original options (immediately before it was modified) on grant date with the following weighted-average assumptions:

Options	Modified Options	Original Options
Risk-free interest rate	0.78%	0.12%
Expected life	2.58 years	0.58 year
Assumed volatility	50.49%	23.89%
Expected dividends	1.38%	1.38%
Fair value on grant date	$26.89	$26.48

Summary of Options under Plan and Changes in Period

A summary of the activities of share options under the Plan for the year ended December 31, 2013 is presented below:

	Options	Weighted Average Exercise Price
Outstanding as of December 31, 2012	3,539,726	$11.75
Exercised	(1,547,275)	10.40
Forfeited	(22,843)	32.05

Outstanding as of December 31, 2013	1,969,608	$12.57

Summary of Information about Stock Options Issued under Plan that are Outstanding and Exercisable

The following table summarizes information about share options issued under the Plan described above that are outstanding and exercisable as of December 31, 2013:

	Options Outstanding				Options Exercisable
Range of exercise price	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
$5.00	295,363	$5.00	2.15	$9,263	295,363	$5.00	2.15	$9,263
$11.00 - $18.34	1,263,806	11.03	2.69	32,010	1,263,806	11.03	2.69	32,010
$20.50 - $29.30	394,132	22.07	1.69	5,630	394,132	22.07	1.69	5,630
$32.54 - $40.2	16,307	38.80	1.78	—	16,307	38.80	1.78	—

Total	$1,969,608	$12.57	2.40	$46,903	1,969,608	$12.57	2.40	$46,903

Summary of Status of Company's Nonvested Shares as of Changes

A summary of the activities of the Company’s non-vested RSU under the Plan for the year ended December 31, 2013, is presented below:

	Shares	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2012	855,755	$29.47
Granted	535,875	36.68
Vested	(458,295)	29.76
Forfeited	(81,510)	32.31

Non-vested as of December 31, 2013	851,825	$33.58